Statements of Cash Flows (USD $)	3 Months Ended		36 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Statement of Cash Flows [Abstract]
Net income/(loss)	$ (10,004)	$ (139)	$ (23,082)
Changes in current assets and liabilities:
Accounts payable	9,995		18,612
Net cash used in operating activities	(9)	(139)	(4,470)
Cash Flows from Investing Activities
Net cash used in investing activities
Cash Flows from Financing Activities
Proceeds from the issuance of common stock			17,000
Net cash provided by financing activities			17,000
Net cash flows from operations	(9)	(139)	12,530
Cash and cash equivalents, beginning of period	12,539	13,039
Cash and cash equivalents, end of period	$ 12,530	$ 12,900	$ 12,530